Financial Instruments - Changes in the Fair Value of Level 3 Financial Liabilities (Details) (10Q) - CAD	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Investments, All Other Investments [Abstract]
Balance at beginning of period	CAD 27,479	CAD 364,878
Derivative instruments exercised	(43,521)	(509,054)	(32,675)
Change in fair market value, recognized in earnings as professional fees	21,783	171,655	149,280
Balance at end of period	CAD 5,741	CAD 27,479	CAD 364,878